Finance Result - Schedule of Finance Result (Details) - EUR (€) € in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Analysis of income and expense [abstract]
Interest expense - loans	€ (58,942)	€ (86,215)	€ (117,564)
Interest expenses - TRA	(7,632)	(12,975)
Interest expense - leases	(8,996)	(9,402)	(5,721)
Amortization of transaction costs	501	(28,409)	(6,150)
Reclassification from OCI to profit or loss from cash flow hedge		(2,665)	(272)
Change in FV of senior notes derivative asset	(9,813)	3,814	18,561
Interest income - bank	7,006	8,036	2,397
Other	(1,688)	516	1,713
Finance cost, net	€ (79,564)	€ (127,300)	€ (107,036)